UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2007

Item 1. Report to Stockholders.

FundX Stock Upgrader Fund

Semi-Annual Report
April 30, 2007

FUNDX STOCK UPGRADER FUND

April 30, 2007

Dear Shareholders,

Thank you for your continued support of the FundX Upgrader Funds. We are so proud that you have chosen us to manage your portfolios.

MARKET PERSPECTIVE

The first three months of 2007 saw the steepest one-day declines in years followed by a strong April. In fact, almost all the U.S. stock market gains for 2007 came in April.

The Dow Jones Industrial Average (DJIA) scaled new peaks, surging 5.8% in April to set an all-time high, and this brought the large-cap index into positive territory for the year, up 5.6%.  The broader S&P 500 index gained 4.4% for April, and is now up 5.1% for the year.  The Russell 2000 Small Cap Index gained 1.7% and is now ahead 3.4% for the year.

Last year’s market declines were deeper than what we’ve seen in 2007 thus far. From May to mid-June 2006, the broad market, as measured by the S&P 500, lost 8%, emerging markets, as measured by the MSCI Emerging Markets index lost 24% and small caps, as measured by the Russell 2000 Small Cap Index, lost nearly 14%.

But this panic also turned out to be short-lived, and within a couple of months the previous leaders returned.  By year-end virtually all segments recovered and most produced sizeable gains.

FUNDX STOCK UPGRADER FUND (STOCX)

STOCX faced significant outflows between November 2006 and January 2007. Fortunately for those who stayed, the fund weathered the market’s activity well and performance has turned up nicely since our last annual report. STOCX returned 8.70% for the six-months ending April 30, 2007 compared to 8.59% for the S&P 500 Index.

For the trailing 12-months ending April 30, 2007, STOCX returned 1.42% while the S&P 500 returned 15.28%. Since inception on November 1, 2005 through April 30, 2007, STOCX gained 11.39% and the S&P 500 gained 17.38%. As of the prospectus dated February 28, 2007, the fund’s total annual fund operating expenses were 1.69%.  (Net annual fund operating expenses were 1.50%.*)

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 455-3863or visiting www.upgraderfunds.com.  Performance does not reflect the 2.00% redemption fee imposed on shares held less than 30 days.  If it did, total returns would be reduced.

As usual, the STOCX portfolio held a variety of significant gainers and losers. Our best percentage winners were PACCAR, Inc., up 38.84%, Pactiv Corp., up 30.58%, Big Lots, Inc., up 53.59%, Equity Office Properties, up 32.10%, The Goodyear Tire & Rubber Co., up 51.21%, Alleghany Technologies, Inc., up 63.12%, United States Steel Corp., up 43.89%, and Convergys Corp., up 31.95%. Our worst losses came from Sun Microsystems, Inc., down -22%, followed by Cummins, Inc., down -20% and Intuit which lost -14.09%.

As always, we remain vigilant and disciplined in our execution of the Upgrading strategy on your behalf. We are grateful for the confidence you have placed in our funds and our strategy.

Thank you for entrusting us with your investment assets,

Janet Brown
President, DAL Investment Company
Adviser to the FundX Upgrader Funds

Please refer to the following page for important disclosure information.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

*	The Advisor has contractually agreed to reduce its fees indefinitely. Performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please refer to the Schedule of Investments on page 5 for complete fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Dow Jones Industrial Average is a weighted average of 30 of the largest stocks on the New York Stock Exchange. The Russell 2000 Small Cap index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global merging markets. You cannot invest directly in an index.

The FundX Stock Upgrader Fund is distributed by Quasar Distributors, LLC.(6/07)

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SECTOR ALLOCATION AT APRIL 30, 2007 (UNAUDITED)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

As a shareholder of the FundX Stock Upgrader Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/06 – 4/30/07).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED), CONTINUED

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/06	Value 4/30/07	11/1/06– 4/30/07*
Actual	$1,000	$1,087	$7.76
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
COMMON STOCKS: 99.4%

Aerospace & Defense: 1.0%
1,801	Lockheed Martin Corp.	$173,148
Auto Components: 2.0%
10,414	The Goodyear Tire & Rubber Co.*	346,370
Beverages: 2.0%
3,510	Molson Coors Brewing Co. - Class B	330,923
Building Products: 1.0%
3,127	American Standard Cos., Inc.	172,173
Capital Markets: 2.0%
2,796	Ameriprise Financial, Inc.	166,278
805	The Goldman Sachs Group, Inc.	175,981
		342,259
Chemicals: 2.0%
8,713	Hercules, Inc.*	164,153
3,620	International Flavors & Fragrances, Inc.	176,185
		340,338
Commercial Banks: 1.0%
2,445	Compass Bancshares, Inc.	166,700
Computers & Peripherals: 3.0%
3,665	Apple Computer, Inc.*	365,767
26,789	Sun Microsystems, Inc.*	139,839
		505,606
Construction Materials: 2.1%
2,923	Vulcan Materials Co.	361,487
Containers & Packaging: 3.0%
4,725	Pactiv Corp.*	163,390
5,676	Temple-Inland, Inc.	336,246
		499,636
Diversified Telecommunication Services: 2.0%
8,636	AT&T, Inc.	334,386
Electric Utilities: 9.2%
3,465	Allegheny Energy, Inc.*	185,239
6,822	American Electric Power Co., Inc.	342,601
9,060	CenterPoint Energy, Inc.	170,600
2,997	Entergy Corp.	339,081
5,465	FPL Group, Inc.	351,782
3,890	PPL Corp.	169,643
		1,558,946
Energy Equipment & Services: 3.2%
4,298	National Oilwell Varco, Inc.*	364,685
3,420	Smith International, Inc.	179,345
		544,030
Food & Staples Retailing: 3.1%
11,622	The Kroger Co.	342,965
4,784	Safeway, Inc.	173,659
		516,624
Food Products: 1.1%
8,693	Tyson Foods, Inc. - Class A	182,205
Health Care Equipment & Supplies: 2.0%
5,113	Stryker Corp.	332,038
Health Care Providers & Services: 1.0%
2,248	Medco Health Solutions, Inc.*	175,389
Hotels Restaurants & Leisure: 1.9%
4,735	Hilton Hotels Corp.	160,990
3,560	Marriott International, Inc. - Class A	160,948
		321,938
Independent Power Producers & Energy Traders: 1.9%
34,965	Dynegy, Inc. - Class A*	329,021
Internet & Catalog Retail: 1.0%
4,515	IAC/InterActiveCorp.*	172,112
IT Services: 2.8%
1,929	Cognizant Technology Solutions Corp. - Class A*	172,453
6,392	Convergys Corp.*	161,462
18,254	Unisys Corp.*	143,111
		477,026
Leisure Equipment & Products: 3.0%
5,647	Hasbro, Inc.	178,502
11,903	Mattel, Inc.	336,855
		515,357
Life Science Tools & Services: 1.0%
2,812	Waters Corp.*	167,117
Machinery: 8.1%
3,459	Cummins, Inc.	318,781
3,032	Deere & Co.	331,701
4,602	PACCAR, Inc.	386,476
4,396	Terex Corp.*	342,229
		1,379,187
Media: 1.9%
6,550	The DIRECTV Group, Inc.*	156,152
13,039	The Interpublic Group of Cos., Inc.*	165,335
		321,487
Metals & Mining: 6.8%
3,011	Allegheny Technologies, Inc.	329,945
4,803	Freeport-McMoRan Copper & Gold, Inc.	322,569
2,524	Nucor Corp.	160,173

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), CONTINUED

Shares		Value
COMMON STOCKS: 99.4%, Continued

Metals & Mining: 6.8%, Continued
3,269	United States Steel Corp.	$331,934
		1,144,621
Multiline Retail: 6.9%
10,286	Big Lots, Inc.*	331,209
15,840	Dollar General Corp.	338,184
2,013	J.C. Penney Corp., Inc.	159,208
2,222	Kohl’s Corp.*	164,517
3,042	Nordstrom, Inc.	167,067
		1,160,185
Multi-Utilities & Unregulated Power: 3.9%
3,775	Constellation Energy Group, Inc.	336,428
3,823	Public Service Enterprise Group, Inc.	330,498
		666,926
Oil, Gas & Consumable Fuels: 1.0%
2,995	XTO Energy, Inc.	162,539
Personal Products: 1.0%
3,419	The Estee Lauder Cos., Inc. - Class A	175,805
Real Estate Agents & Managers: 0.9%
4,632	CB Richard Ellis Group, Inc. - Class A*	156,793
Real Estate Investment Trusts: 3.9%
2,879	Apartment Investment &
	Management Co. - Class A	159,209
1,450	Boston Properties, Inc.	170,462
3,300	Kimco Realty Corp.	158,631
1,530	Simon Property Group, Inc.	176,378
		664,680
Software: 1.0%
5,314	BMC Software, Inc.*	172,014
Specialty Retail: 6.9%
1,343	AutoZone, Inc.*	178,673
6,342	Officemax, Inc.	312,153
12,110	RadioShack Corp.	352,038
2,538	The Sherwin-Williams Co.	161,848
3,471	Tiffany & Co.	165,532
		1,170,244
Textiles, Apparel & Luxury Goods: 3.8%
6,554	Coach, Inc.*	320,032
3,467	Polo Ralph Lauren Corp.	319,345
		639,377
Tobacco: 1.0%
2,839	UST, Inc.	160,915
TOTAL COMMON STOCKS
(Cost $14,658,729)		16,839,602

SHORT-TERM INVESTMENT: 0.6%
96,110	Fidelity Institutional Money Market Portfolio	96,110
TOTAL SHORT-TERM INVESTMENT
(Cost $96,110)		96,110
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $14,754,839)		16,935,712
Other Assets in Excess of Liabilities: 0.0%		8,203
TOTAL NET ASSETS: 100.0%		$16,943,915

*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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FUNDX STOCK UPGRADER FUND

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $14,754,839) (Note 2)	$16,935,712
Receivables:
Fund shares sold	25,235
Dividends and interest	10,091
Due from advisor	4,233
Prepaid expenses	18,842
Total assets	16,994,113

LIABILITIES
Payables:
Fund shares redeemed	13,064
Administration fees	1,233
Custody fees	15,214
Fund accounting fees	4,151
Transfer agent fees	7,051
Chief compliance officer fees	300
Other accrued expenses	9,185
Total liabilities	50,198

NET ASSETS	$16,943,915

Net asset value, offering and redemption price per share
($16,943,915/576,823, shares outstanding; unlimited
number of shares authorized without par value)	$29.37

COMPONENTS OF NET ASSETS
Paid-in capital	$14,413,786
Undistributed net investment income	9,800
Accumulated net realized gain on investments	339,456
Net unrealized appreciation on investments	2,180,873
Net assets	$16,943,915

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Dividends	$225,928
Interest	4,075
Total investment income	230,003

EXPENSES (NOTE 3)
Investment advisory fees	146,802
Custody fees	74,678
Transfer agent fees	30,815
Registration fees	16,067
Audit fees	,678
Fund accounting fees	7,766
Administration fees	7,456
Trustee fees	3,255
Reports to shareholders	3,178
Legal fees	2,684
Miscellaneous expense	2,250
Chief compliance officer fees	892
Insurance expense	790
Total expenses	305,311
Less: fees waived	(85,108)
Net expenses	220,203
Net investment income	9,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	6,225,392
Change in net unrealized depreciation on investments	(3,499,321)
Net realized and unrealized gain on investments	2,726,071
Net increase in net assets resulting from operations	$2,735,871

The accompanying notes are an integral part of these financial statements.

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FUNDX STOCK UPGRADER FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Period Ended
	(Unaudited)	October 31, 2006*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$9,800	$(147,057)
Net realized gain (loss) on investments	6,225,392	(5,896,817)
Change in net unrealized appreciation (depreciation) on investments	(3,499,321)	5,682,835
Net increase (decrease) in net assets resulting from operations	2,735,871	(361,039)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a) (b)	(48,175,470)	62,744,553
Total increase (decrease) in net assets	(45,439,599)	62,383,514

NET ASSETS
Beginning of period	62,383,514	—
End of period	$16,943,915	$62,383,514

(a)   Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2007		Period Ended
	(Unaudited)		October 31, 2006*
	Shares	Value	Shares	Value
Shares sold	164,633	$4,530,086	3,431,422	$92,870,201
Shares redeemed (b)	(1,896,727)	(52,705,556)	(1,122,505)	(30,125,648)
Net increase (decrease)	(1,732,094)	$(48,175,470)	2,308,917	$62,744,553

*   Fund commenced operations November 1, 2005.
(b)   Net of redemption fees of $873 and $12,263, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX STOCK UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2007		Period Ended
	(Unaudited)		October 31, 2006*
Net asset value, beginning of period	$27.02		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02		(0.06)
Net realized and unrealized gain on investments	2.33		2.07
Total from investment operations	2.35		2.01
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.01
Net asset value, end of period	$29.37		$27.02

Total return	8.70	%(2)	8.08	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$16.9		$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.08	%(3)	1.69	%(3)
After fees waived and expenses absorbed	1.50	%(3)	1.50	%(3)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.51	)%(3)	(0.56	)%(3)
After fees waived and expenses absorbed	0.07	%(3)	(0.37	)%(3)
Portfolio turnover rate	156	%(2)	315	%(2)

*	Fund commenced operations November 1, 2005.
(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX STOCK UPGRADER FUND

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Stock Upgrader Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on November 1, 2005.

The investment objective of the Fund is to seek long-term growth through capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2007, the Fund did not hold fair valued securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

B.
Federal Income Taxes.  The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  At October 31, 2006, the Fund had a capital loss carryforward available for federal income tax purposes of $5,649,439, which expires in 2014, to offset future gains.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

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FUNDX STOCK UPGRADER FUND

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds.  At this time, management is evaluating the implications of FIN 48, and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00%.  For the six months ended April 30, 2007, the Fund incurred $146,802 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 1.50%. The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the six months ended April 30, 2007, the Advisor has waived $85,108 in fees for the Fund.

At April 30, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $156,473.  The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Year of Expiration	Amount
October 31, 2009	$71,365
October 31, 2010	$85,108

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates, allocated in aggregate across all FundX Upgrader Funds:

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the six months ended April 30, 2007, the Fund incurred $7,456 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended April 30, 2007, the Fund was allocated $892 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both The Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments for the six months ended April 30, 2007 were $50,602,613 and $98,387,304, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended April 30, 2007.

The costs basis of investments for federal income tax purposes at April 30, 2007 was as follows:

Cost of investments (a)	$14,993,977
Gross tax unrealized appreciation	2,255,031
Gross tax unrealized depreciation	(313,296)
Net tax unrealized appreciation	$1,941,735

(a)
At April 30, 2007, the difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the periods ended April 30, 2007 and October 31, 2006, there were no distributions for the Fund.

As of October 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net tax unrealized appreciation	$5,443,697
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	$(5,649,439)
Total accumulated earnings/(losses)	$(205,742)

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the FundX Stock Upgrader Fund (the “Fund”) uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Fund’s website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended ending June 30 is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.upgraderfunds.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

(This Page Intentionally Left Blank.)

FundX Stock Upgrader Fund

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

	Symbol	CUSIP
FundX Stock Upgrader Fund	STOCX	360877104
This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 2, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  July 6, 2007

* Print the name and title of each signing officer under his or her signature.